Share-Based Compensation (Summary Of Expected Sharebased Compensation Expenses Assuming Established Performance Criteria Are Met And No Forfeitures Occur) (Details) $ in Millions	Dec. 31, 2016 USD ($)
2017 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 98.1
2018 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	47.6
2019 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	7.9
2020 [Member]
Unrecognized Share-Based Compensation, Expected Period Of Recognition [Line Items]
Expected share-based compensation expense	$ 0.6